FORM N-SAR
                                ANNUAL REPORT
                     FOR REGISTERED INVESTMENT COMPANIES

Report for six-month period ending:       //      (a)

               or fiscal year ending: 12/31/12 (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)   N

Those items or sub-items with a "*" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.	A.  Registrant Name: The Variable Annuity Life Insurance Company -
                           Separate Account A

       B.  File Number: 811- 3240

       C.  Telephone Number: (713) 831-3174

2.	A.  Street: 2929 Allen Parkway A6-20

       B.  City: Houston	C.  State: TX   D.  Zip Code: 77019  Zip Ext:

       E.  Foreign Country:             Foreign Postal Code:

3.	Is this the first filing on this form by Registrant?  (Y/N)   N

4.  	Is this the last filing on this form by Registrant?  (Y/N)    N

5.	Is Registrant a small business investment company (SBIC)?  (Y/N) N
       [If answer is "Y" (Yes), complete only items 89 through 110.]

6.	Is Registrant a unit investment trust (UIT)? (Y/N)            Y
       [If answer is "Y" (Yes) complete only items 111 through 132.]







For period ending   12-31-12
File number 811-3240

Unit Investment Trusts
111. A.  Depositor Name:  The Variable Annuity Life Insurance Co.
        B.  File Number (if any):
        C.  City:  Houston   State:  TX      Zip Code:  77019      Zip Ext.:
              Foreign Counrty:                      Foreign Postal Code:

112. A.  Sponsor Name:  The Variable Annuity Life Insurance Co.
        B.  File Number (if any):
        C.  City:  Houston     State:  TX     Zip Code:  77019     Zip Ext.:
              Foreign Country:                      Foreign Postal Code:

113. A. * Trustee Name:
        B. * City         State:              Zip Code:            Zip Ext.:
             * Foreign Country:                      Foreign Postal Code:

 114. A.  Principal Underwriter Name:  American General Distributors, Inc.
         B.  File Number:  8-47753
         C.  City:  Houston     State:  TX     Zip Code:  77019    Zip Ext.:
               Foreign Country:                      Foreign Postal Code:

115. A.   Independent Public Accounts Name:  PricewaterhouseCoopers LLP
        B.   City: Houston  State:  TX         Zip Code:  77002    Zip Ext.:
               Foreign Country:                      Foreign Postal Code:

116. Family of investment companies information:
        A. Is the Registrant part of a family of investment companies? (Y/N) N
        B.  Identify the family in 10 letters:     N/A

117. A.  Is Registrant a separate account of an insurance company? ( Y/N) Y
           If answer is "Yes", are any of the following types of contracts funded by the Registrant?:
        B.  Variable annuity contracts? (Y/N)    Y
        C.  Scheduled premium variable life contracts? (Y/N)  N
        D.  Flexible premium variable life contracts? Y/N)     N
        E.  Other types of insurance products registered under the Securities
            Act of 1933? (Y/N)      N

118.  State the number of series existing at the end of the period that had
      securities registered under the Securities Act of 1933.   7

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the
          period                                                0



For period ending   12-31-12
File number 811-3240

120.      State the total value of the portfolio securities on the date of
          deposit for the new series included in item 119.         0

121.      State the number of series for which a current prospectus was in
          existence at the end of the period.                      7

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
          current period.                                          7

123.      State the total value of the additional units considered in
          answering item 122 ($000's omitted)             ($550,627)

124. * State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent
series) ($000's omitted)                                  $ 0

125. * State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ 0

126. * Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in
       Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent
       series.) ($000's omitted)                              $ 0

127. List opposite the appropriate description below the number of series Whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

Number of      Total Assets      Total Income
Series          ($000's      Distributions
Investing        omitted)     ($000's omitted)

A.  U.S. Treasury direct issue   ________   _______   $________   $________

B.  U.S. Government agency       ________   _______   $________   $________

C.  State and municipal tax-free ________   _______   $________   $________

D.  Public utility debt          ________   _______   $________   $________

E.  Brokers or dealers debt or debt of
     Brokers or dealers' parent  ________   _______   $________   $________

F.  All other corporate intermed. & long-
     term debt                   ________   _______   $________   $________

G. All other corporate short-term
   Debt                          ________   _______   $________   $________
For period ending   12-31-12
File number 811-3240


H.  Equity securities of brokers or dealers or
    parents of brokers or dealers   ________   _______   $________   $________

I.  Investment company equity
    securities                      ________   _______   $________   $________

J.  All other equity securities     ________   ____7___  $26,728,313 $ 451,807

K.  Other securities                ________   _______   $________   $________

L.  Total assets of all series of
    Registrant                      ________   ____7___  $26,728,313 $ 451,807


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N_

[If answer is "N" (No), go to item 131.]

129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)_______

[If answer is "N" (No), go to item 131.]

130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)________

131.  Total expenses incurred by all series of Registrant during the current
      reporting period ($000's omitted)   $243,919_


For period ending   12-31-12
File number 811-3240

132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

       811-3240	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____


For period ending   12-31-12
File number 811-3240



SIGNATURE PAGE




This report is signed on behalf of the registrant (or depositor or trustee).

City of: Houston             State of : TX              Date: _2/21/2013_


Name of Registrant. Depositor, or Trustee:

The Variable Annuity Life Insurance Company Separate Account A registrant) by The Variable Annuity Life Insurance Company (depositor)


BY (Name and Title):

/s/                                      / s/

David Jorgensen	 				Regina Morrison
Senior Vice President				Executive Assistant